RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
RIGHT-OF-USE ASSETS
Schedule of changes in the net carrying amount of right-of-use assets, which mainly relate to leases of premises and vehicles

	Note	2024	2023
Cost
Balance at beginning of year		$647.7	$381.5
Additions financed with lease obligations		158.8	56.9
Business acquisitions	6	—	226.2
Retirement and other		(35.8)	(16.9)
Balance at end of year		770.7	647.7

Accumulated depreciation
Balance at beginning of year		334.7	253.4
Depreciation		124.0	98.8
Retirement and other		(37.7)	(17.5)
Balance at end of year		421.0	334.7

Net carrying amount		$349.7	$313.0